Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net
Property and Equipment, Net

5. Property and Equipment, Net

The components of property and equipment, net were as follows:

	December 31,
	2025	2024
Computer equipment	$738,809	$1,548,538
Computer software	1,199,373	5,123,755
Equipment	22,869	4,827
Furniture and fixtures	3,233	163,756
Leasehold improvements	140,881	687,024
Total	2,105,165	7,527,900
Less: Accumulated depreciation and amortization	(1,270,370)	(6,757,352)
Total	$834,795	$770,548

Depreciation and amortization expense on property and equipment for the years ended December 31, 2025 and 2024 was $1,012,872 and $1,206,215, respectively.